Share capital - Treasury shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Beginning balance	$ 141,900,000	$ 169,700,000	$ 175,400,000
Purchase of own shares		(6,300,000)	(1,900,000)
Ending balance	$ 162,300,000	$ 141,900,000	169,700,000
Authorized stock repurchase amount				$ 10,000,000
Authorized stock repurchase, number of shares				2,700,000
Number of shares repurchased	0	634,185
Number of treasury shares held	527,616	665,424
Treasury shares
Disclosure of classes of share capital [line items]
Beginning balance	$ (7,100,000)	$ (1,300,000)	0
Purchase of own shares	800,000	(6,300,000)	(1,900,000)
Utilization of treasury shares	500,000	500,000	600,000
Ending balance	$ (5,800,000)	$ (7,100,000)	$ (1,300,000)